[LETTERHEAD OF THE LIFE INSURANCE COMPANY OF VIRGINIA]

                                          Life of Virginia
                                          A GE Financial Assurance Company

                                    The Life Insurance Company of Virginia
                                    6610 West Broad St., Richmond, VA  23230
                                    (804) 281-6000



October 28, 1998



VIA EDGAR TRANSMISSION

U.S. Securities Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Life of Virginia Separate Account 4 (File No. 33-76334)

Commissioners:

I hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, the form of Post Effective Amendment No. 14 dated October 12 that would have been filed under paragraph (c) of Rule 497 does not differ from the amendment as filed on October 9, 1998. Further, this amendment contained a supplement that will be used in conjunction with Post Effective No. 13. The 497(c) filing for Post Effective No. 13 was filed on October 21, 1998. In addition, I certify that the text of both of these post-effective amendments were filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (804) 281-6901.

Sincerely,

/s/PATRICIA L. DYSART
---------------------
Patricia L. Dysart
Associate General Counsel and
   Assistant Vice President